Revision of Previously Issued Financial Statement - Additional Information (Detail) - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Common Class A [Member]
Temporary equity carrying amount attributable to parent	$ 276,000,000	$ 276,000,000
Revision of Prior Period, Adjustment [Member] | Minimum [Member]
Net tangible assets required for consummation of business combination		$ 5,000,001
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Share price		$ 10.00